Note 41 - Prior Year Error - Restatement of Comparative Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
41	Prior year error – restatement of comparative information

In preparation of the consolidated financial statements for the year ended December 31, 2024, an error was identified in the accounting interpretation related to the calculation of deferred tax liabilities at Blanket. The non-cash restatement does not affect income tax calculations or submissions.

In October 2018, the RTGS$ was introduced in Zimbabwe at 1:1 to the USD. The RTGS$ was deemed the only legal tender in Zimbabwe, and all liabilities held previously were to be denominated in RTGS$. In 2019, PN 26 (as described in note 3.1.5) required all income tax returns to be calculated in RTGS$ for transactions occurring prior to introducing the multi-currency regime in 2023.

Blanket’s deferred tax liabilities were incorrectly calculated in RTGS$ and accounted for as a monetary item where RTGS$ deferred tax temporary differences were translated to the USD functional currency. Gains related to the devaluation of the deferred tax liabilities were realised in profit or loss. Transactions from 2019 to 2022 affected the deferred tax liability calculation and continued to be denominated in RTGS$ in accordance with the legislated tax regime after the multi-currency regime was introduced. The accounting for the deferred tax liabilities in RTGS$ with the translation to USD remained consistent in all previous consolidated financial statements, yet the carrying value of the deferred tax liabilities should have been denominated in USD rather than RTGS$. The error, stemming from January 1, 2019, was corrected from the earliest period presented in these consolidated financial statements, as presented in the table below.

Consolidated statements of profit or loss and other comprehensive income

For the years ended	December 31, 2023			December 31, 2022			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange (loss) profit	(2,550)	(4,222)	(6,772)	4,411	(10,088)	(5,677)	1,184	(2,215)	(1,031)
Tax expense	(12,810)	–	(12,810)	(16,770)	2,411	(14,359)	(14,857)	1,053	(13,804)
(Loss) profit for the year	(618)	(4,222)	(4,840)	22,866	(7,677)	15,189	23,142	(1,162)	21,980
Total comprehensive income for the year	(1,240)	(4,222)	(5,462)	22,404	(7,677)	14,727	22,611	(1,162)	21,449
Non-controlling interests	3,580	(558)	3,022	4,963	(1,013)	3,950	4,737	(153)	4,584
Basic (loss) earnings per share ($)	(0.24)	(0.20)	(0.44)	1.36	(0.51)	0.85	1.49	(0.09)	1.40
Diluted (loss) earnings per share ($)	(0.24)	(0.20)	(0.44)	1.35	(0.50)	0.85	1.48	(0.08)	1.40

For the years ended	December 31, 2020			December 31, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange (loss) profit	4,305	(4,855)	(550)	29,661	(24,081)	5,580
Tax expense	(15,173)	2,642	(12,531)	(10,290)	(637)	(10,927)
(Loss) profit for the year	25,257	(2,213)	23,044	50,401	(24,718)	25,683
Total comprehensive income for the year	25,084	(2,213)	22,871	48,341	(24,718)	23,623
Non-controlling interests	4,477	(292)	4,185	8,383	(4,005)	4,378
Basic (loss) earnings per share ($)	1.73	(0.16)	1.57	3.82	(1.88)	1.94
Diluted (loss) earnings per share ($)	1.73	(0.16)	1.57	3.81	(1.87)	1.94

Consolidated statements of financial position

As at	December 31, 2023			December 31, 2022			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(63,172)	(33,971)	(97,143)	(50,222)	(30,307)	(80,529)	(59,150)	(23,643)	(82,793)
Non-controlling interests	24,477	(6,021)	18,456	22,409	(5,463)	16,946	19,260	(4,450)	14,810
Deferred tax liabilities	6,131	39,992	46,123	5,123	35,770	40,893	8,034	28,093	36,127

As at	December 31, 2020			January 1, 2020
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(71,487)	(22,635)	(94,122)	(88,380)	(20,714)	(109,094)
Non-controlling interests	16,524	(4,296)	12,228	16,302	(4,004)	12,298
Deferred tax liabilities	4,234	26,931	31,165	3,129	24,718	27,847

Further information on the material weakness identified as a result of the error is disclosed in section 11 of the MD&A.